Income Tax - Additional Information (Detail) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2014 United Kingdom [Member] USD ($)	Dec. 31, 2014 Spain [Member] USD ($)	Dec. 31, 2014 Spain [Member] EUR (€)	Jan. 01, 2015 Spain [Member] Subsequent Events [Member] USD ($)	Jan. 01, 2015 Spain [Member] Subsequent Events [Member] EUR (€)	Dec. 31, 2014 Luxembourg [Member] USD ($)	Dec. 31, 2014 Luxembourg [Member] EUR (€)
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards					$ 12.7	$ 168.6	€ 139.4	$ 35.1	€ 29.0	$ 138.6	€ 114.6
Disallowed costs carried forward						47.0	38.8
Tax credit operating income to be carried forward for offset against future taxable income						18 years	18 years
Unrecognized tax benefits	$ 4.7	€ 3.4	$ 5.4	€ 3.4